Cover	9 Months Ended
Aug. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
Current Fiscal Year End Date	--11-30
Entity Registrant Name	LIQUID MEDIA GROUP LTD.
Entity Central Index Key	0000884247
Entity Address, Address Line One	#401
Entity Address, Address Line Two	750 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2T7